11. COMMITMENTS, CONTINGENCIES AND CONFLICTS OF INTEREST	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Commitments and Contingencies Disclosure [Text Block]

8. Commitments and Contingencies

Facility Leases

Commencing June 1, 2011 the Company leased 3,498 square feet of improved assembly and warehouse space in Poway, California for a period of 25 months terminating June 30, 2013. The gross monthly base rent is $3,498 through May 31, 2012, thereafter increasing to $3,603 per month for the term of the lease, subject to certain future adjustments. The Company’s President and CEO, Mr. Norris, executed a personal guarantee of the lease without compensation.

The Company’s executive office in Henderson, Nevada was occupied in July 2011 under a lease agreement that expired on June 30, 2011. The Company is continuing month-to-month rental at $500 per month for reduced space of approximately 500 square feet.

11. COMMITMENTS, CONTINGENCIES AND CONFLICTS OF INTEREST

Facility Lease

Commencing June 1, 2011 the Company leased 3,498 square feet of improved assembly and warehouse space in Poway, California for a period of 25 months terminating June 30, 2013. The gross monthly base rent is $3,498 through May 31, 2012 thereafter increasing to $3,603 per month for the term of the lease, subject to certain future adjustments. The Company’s President and CEO, Mr. Norris, executed a personal guarantee of the lease without compensation.

The Company’s executive office in Henderson, Nevada was occupied in July 2011 under a lease agreement that expired on June 30, 2011. The Company is continuing month-to-month rental at $500 per month for reduced space of approximately 500 square feet.

The Company has no other operating leases and the remaining future annual minimum lease payment obligation under the foregoing facility lease is $42,396 and $32,427 for the years ending September 30, 2012 and 2013, respectively.

Technology License Agreement

The Company is obligated to pay royalties and make certain future expenditures pursuant to a license and royalty agreement dated September 27, 2010 with Syzygy, a company owned and controlled by executive officers Mr. Norris and Mr. Barnes.  The agreement provides for royalties of 5% of revenues from products employing the licensed parametric sound technology and a term of 20 years or the life of any resulting patent, whichever is greater. In the event no patent covering the licensed technology is issued after four years, then the royalty rate reduces to 3% in any territory until or if a patent is issued for any such territory. The Company may not sublicense without the permission of Syzygy, and sublicense royalty rates are subject to future negotiation in good faith. The license may terminate if the Company does not use commercially reasonable efforts to pursue the parametric sound business. The Company incurred and accrued $3,835 as royalties pursuant to this agreement for the year ended September 30, 2011.

In addition to the reimbursed costs paid as outlined in Note 2, the Company is obligated to reimburse Syzygy’s future costs, in filing for, prosecuting and maintaining any of the licensed patents in the United States. The Company incurred and capitalized $28,237 and $6,486 related to such licensed patents during the fiscal year ended September 30, 2011 and 2010, respectively. The Company may request that Syzygy file patent applications in additional territories, in which case the Company shall reimburse Syzygy for all costs associated therewith.

Conflicts of Interest

Certain conflicts of interest now exist and will continue to exist between the Company and its executive officers and directors due to the fact that they have other employment, business and investment interests to which they devote some attention and they are expected to continue to do so. Company executive officers also manage and control Syzygy a licensing company that owns and is licensing to the Company certain technology for producing parametric sound (see the discussion above and Note 2) and certain conflicts could arise in future dealings between Syzygy and the Company. The Company has not established policies or procedures for the resolution of current or potential conflicts of interest between the Company and management or management-affiliated entities including Syzygy. There can be no assurance that members of management will resolve all conflicts of interest in the Company’s favor. Officers and directors are accountable to the Company as fiduciaries, which means that they are legally obligated to exercise good faith and integrity in handling the Company’s affairs.  Failure by them to conduct the Company’s business in its best interests may result in liability to them. While the Company’s directors and officers may be excluded from liability for certain actions (see Indemnification below), there is no assurance that the Company’s officers and directors would be excluded from liability or indemnified if they breached their loyalty to the Company.

Guarantees and Indemnifications

Our officers and directors are indemnified as to personal liability as provided by the Nevada Revised Statutes, the Company’s articles of incorporation and bylaws and by indemnification agreements with the Company. The Company may also undertake indemnification obligations in the ordinary course of business related to its products and the issuance of securities with customers, investors, vendors and business parties. The Company is unable to estimate with any reasonable accuracy the liability that may be incurred pursuant to any such indemnification obligations now or in the future. Because of the uncertainty surrounding these circumstances, the Company’s current or future indemnification obligations could range from immaterial to having a material adverse impact on its financial position and its ability to continue in the ordinary course of business. The Company has no liabilities recorded for such indemnities.